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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-07148

Schwartz Investment Trust

(Exact name of registrant as specified in charter)

3707 West Maple Road Bloomfield Hills, Michigan	48301
(Address of principal executive offices)	(Zip code)

George P. Schwartz

Schwartz Investment Counsel, Inc.    3707 W. Maple Road    Bloomfield Hills, MI 48301

(Name and address of agent for service)

Registrant's telephone number, including area code:  (248) 644-8500

Date of fiscal year end:         December 31, 2011

Date of reporting period:       September 30, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

COMMON STOCKS - 92.5%	Shares	Market Value
Consumer Discretionary - 5.1%
Automobiles - 0.7%
Thor Industries, Inc.	10,000	$221,500

Diversified Consumer Services - 0.1%
Strayer Education, Inc.	200	15,334

Leisure Equipment & Products - 1.5%
Nintendo Company Ltd. - ADR	25,000	453,750

Specialty Retail - 2.8%
Rent-A-Center, Inc.	30,000	823,500

Consumer Staples - 10.6%
Beverages - 1.0%
PepsiCo, Inc.	5,000	309,500

Food & Staples Retailing - 6.9%
Sysco Corporation	20,000	518,000
Wal-Mart Stores, Inc.	30,000	1,557,000
		2,075,000
Household Products - 2.7%
Clorox Company (The)	10,000	663,300
Colgate-Palmolive Company	1,500	133,020
		796,320
Energy - 19.4%
Energy Equipment & Services - 10.2%
Atwood Oceanics, Inc. *	5,000	171,800
Ensco PLC - ADR	25,000	1,010,750
Nabors Industries Ltd. *	10,000	122,600
Patterson-UTI Energy, Inc.	15,000	260,100
Rowan Companies, Inc. *	5,000	150,950
Schlumberger Limited	5,000	298,650
Superior Energy Services, Inc. *	15,000	393,600
Tidewater, Inc.	15,000	630,750
		3,039,200
Oil, Gas & Consumable Fuels - 9.2%
BP PLC - ADR	5,000	180,350
Exxon Mobil Corporation	20,000	1,452,600
Forest Oil Corporation *	10,000	144,000
Range Resources Corporation	8,400	491,064
Southwestern Energy Company *	15,000	499,950
		2,767,964
Financials - 19.4%
Capital Markets - 3.5%
Federated Investors, Inc. - Class B	60,000	1,051,800

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.5% (Continued)	Shares	Market Value
Financials - 19.4% (Continued)
Diversified Financial Services - 5.9%
H&R Block, Inc.	40,000	$532,400
MasterCard, Inc. - Class A	2,000	634,320
Western Union Company (The)	40,000	611,600
		1,778,320
Insurance - 10.0%
Berkshire Hathaway, Inc. - Class A *	10	1,068,000
Unico American Corporation	182,700	1,912,869
		2,980,869
Health Care - 11.2%
Health Care Equipment & Supplies - 1.5%
Becton, Dickinson and Company	6,000	439,920

Pharmaceuticals - 9.7%
Eli Lilly and Company	14,400	532,368
Johnson & Johnson	29,000	1,847,590
Pfizer, Inc.	30,000	530,400
		2,910,358
Industrials - 4.4%
Aerospace & Defense - 2.0%
Rockwell Collins, Inc.	5,000	263,800
Spirit AeroSystems Holdings, Inc. - Class A *	20,000	319,000
		582,800
Industrial Conglomerates - 2.4%
3M Company	10,000	717,900

Information Technology - 22.4%
Communications Equipment - 2.6%
Cisco Systems, Inc.	50,000	774,500

Computers & Peripherals - 10.2%
Dell, Inc. *	85,000	1,202,750
Diebold, Incorporated	10,000	275,100
Hewlett-Packard Company	20,000	449,000
Lexmark International, Inc. - Class A *	30,000	810,900
Universal Electronics, Inc. *	20,000	327,800
		3,065,550
Electronic Equipment, Instruments & Components - 1.6%
Ingram Micro, Inc. - Class A *	30,000	483,900

IT Services - 1.7%
Broadridge Financial Solutions, Inc.	25,000	503,500

Semiconductors & Semiconductor Equipment - 0.9%
Applied Materials, Inc.	25,000	258,750

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.5% (Continued)	Shares	Market Value
Information Technology - 22.4% (Continued)
Software - 5.4%
Microsoft Corporation	65,000	$1,617,850

Total Common Stocks (Cost $25,861,007)		$27,668,085

EXCHANGE-TRADED FUNDS - 5.3%	Shares	Market Value
SPDR Gold Trust * (Cost $923,697)	10,000	$1,580,800

OPEN-END FUNDS - 0.0%	Shares	Market Value
Sequoia Fund (Cost $8,028)	62	$7,996

MONEY MARKET FUNDS - 2.4%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $711,282)	711,282	$711,282

Total Investments at Market Value - 100.2% (Cost $27,504,014)		$29,968,163

Liabilities in Excess of Other Assets - (0.2%)		(70,429)

Net Assets - 100.0%		$29,897,734

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2011.

See notes to Schedule of Investments.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

1.   Securities valuation

The securities of Schwartz Value Fund (the “Fund”) which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type, as of September 30, 2011:

	Level 1	Level 2	Level 3	Total

Common Stocks	$27,668,085	$-	$-	$27,668,085
Exchange-Traded Funds	1,580,800	-	-	1,580,800
Open-End Funds	7,996	-	-	7,996
Money Market Funds	711,282	-	-	711,282
Total	$29,968,163	$-	$-	$29,968,163

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the quarter ended September 30, 2011, the Fund did not have any significant transfers in and out of any Level.  There were no Level 2 or 3 securities or derivative instruments held by the Fund as of or during the quarter ended September 30, 2011.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.   Security transactions

Security transactions are accounted for on the trade date.  Realized gains and losses on security transactions are determined on the identified cost basis.

3.   Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2011:

Cost of portfolio investments	$27,504,270

Gross unrealized appreciation	$3,862,148
Gross unrealized depreciation	(1,398,255)

Net unrealized appreciation	$2,463,893

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

COMMON STOCKS - 94.1%	Shares	Market Value
Consumer Discretionary - 15.0%
Automobiles - 1.6%
Thor Industries, Inc.	120,000	$2,658,000

Diversified Consumer Services - 2.0%
DeVry, Inc.	90,000	3,326,400

Household Durables - 1.8%
Brookfield Residential Properties, Inc. *	100,000	665,000
Craftmade International, Inc. *	75,000	165,000
PulteGroup, Inc. *	250,000	987,500
Ryland Group, Inc. (The)	110,000	1,171,500
		2,989,000
Specialty Retail - 6.8%
Advance Auto Parts, Inc.	50,000	2,905,000
Chico's FAS, Inc.	400,000	4,572,000
Lowe's Companies, Inc.	200,000	3,868,000
		11,345,000
Textiles, Apparel & Luxury Goods - 2.8%
Coach, Inc.	55,000	2,850,650
VF Corporation	15,000	1,822,800
		4,673,450
Consumer Staples - 2.1%
Food & Staples Retailing - 1.2%
Sysco Corporation	80,000	2,072,000

Personal Products - 0.9%
Avon Products, Inc.	75,000	1,470,000

Energy - 15.8%
Energy Equipment & Services - 4.4%
Halliburton Company	140,000	4,272,800
Tidewater, Inc.	40,000	1,682,000
Transocean Ltd.	30,000	1,432,200
		7,387,000
Oil, Gas & Consumable Fuels - 11.4%
ConocoPhillips	75,000	4,749,000
Devon Energy Corporation	65,000	3,603,600
Exxon Mobil Corporation	50,000	3,631,500
Peabody Energy Corporation	50,000	1,694,000
Range Resources Corporation	50,000	2,923,000
Southwestern Energy Company *	70,000	2,333,100
		18,934,200
Financials - 19.2%
Capital Markets - 2.1%
Federated Investors, Inc. - Class B	200,000	3,506,000

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.1% (Continued)	Shares	Market Value
Financials - 19.2% (Continued)
Commercial Banks - 4.2%
U.S. Bancorp	300,000	$7,062,000

Diversified Financial Services - 4.7%
MasterCard, Inc. - Class A	10,000	3,171,600
Western Union Company (The)	300,000	4,587,000
		7,758,600
Insurance - 5.5%
Alleghany Corporation *	10,000	2,885,000
Hanover Insurance Group, Inc. (The)	70,000	2,485,000
Meadowbrook Insurance Group, Inc.	103,500	922,185
Unico American Corporation	282,945	2,962,434
		9,254,619
Real Estate Investment Trusts (REIT) - 1.1%
HCP, Inc.	50,000	1,753,000

Real Estate Management & Development - 1.6%
Kennedy-Wilson Holdings, Inc.	250,000	2,650,000

Health Care - 13.2%
Health Care Equipment & Supplies - 5.1%
Stryker Corporation	120,000	5,655,600
Varian Medical Systems, Inc. *	55,000	2,868,800
		8,524,400
Health Care Providers & Services - 2.3%
Patterson Companies, Inc.	135,000	3,865,050

Life Sciences Tools & Services - 2.6%
Mettler-Toledo International, Inc. *	15,000	2,099,400
Waters Corporation *	30,000	2,264,700
		4,364,100
Pharmaceuticals - 3.2%
Abbott Laboratories	105,000	5,369,700

Industrials - 12.2%
Aerospace & Defense - 4.7%
BE Aerospace, Inc. *	25,000	827,750
General Dynamics Corporation	35,000	1,991,150
United Technologies Corporation	70,000	4,925,200
		7,744,100
Commercial Services & Supplies - 1.5%
Genuine Parts Company	50,000	2,540,000

Construction & Engineering - 1.1%
Foster Wheeler AG *	105,000	1,867,950

Electrical Equipment - 2.2%
General Cable Corporation *	160,000	3,736,000

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.1% (Continued)	Shares	Market Value
Industrials - 12.2% (Continued)
Machinery - 2.7%
Caterpillar, Inc.	30,000	$2,215,200
Graco, Inc.	65,000	2,219,100
		4,434,300
Information Technology - 12.6%
Computers & Peripherals - 2.5%
Hewlett-Packard Company	185,000	4,153,250

IT Services - 9.1%
Accenture PLC - Class A	120,000	6,321,600
International Business Machines Corporation	29,500	5,163,385
Teradata Corporation *	70,000	3,747,100
		15,232,085
Office Electronics - 1.0%
Zebra Technologies Corporation - Class A *	55,000	1,701,700

Materials - 4.0%
Chemicals - 4.0%
FMC Corporation	60,000	4,149,600
Sherwin-Williams Company (The)	35,000	2,601,200
		6,750,800

Total Common Stocks (Cost $149,385,598)		$157,122,704

EXCHANGE-TRADED FUNDS - 3.8%	Shares	Market Value
SPDR Gold Trust * (Cost $4,115,521)	40,000	$6,323,200

MONEY MARKET FUNDS - 2.4%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $3,930,840)	3,930,840	$3,930,840

Total Investments at Market Value - 100.3% (Cost $157,431,959)		$167,376,744

Liabilities in Excess of Other Assets - (0.3%)		(494,225)

Net Assets - 100.0%		$166,882,519

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2011.

See notes to Schedules of Investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Market Value
Consumer Discretionary - 16.8%
Leisure Equipment & Products - 4.1%
Polaris Industries, Inc.	119,000	$5,946,430

Specialty Retail - 9.1%
AutoZone, Inc. *	21,300	6,798,747
Ross Stores, Inc.	79,000	6,216,510
		13,015,257
Textiles, Apparel & Luxury Goods - 3.6%
Coach, Inc.	101,300	5,250,379

Consumer Staples - 11.5%
Food Products - 6.8%
Kellogg Company	81,600	4,340,304
McCormick & Company, Inc.	118,200	5,456,112
		9,796,416
Household Products - 3.3%
Clorox Company (The)	71,600	4,749,228

Personal Products - 1.4%
Herbalife Ltd.	37,000	1,983,200

Energy - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
Exxon Mobil Corporation	41,400	3,006,882
Occidental Petroleum Corporation	50,300	3,596,450
		6,603,332
Financials - 5.3%
Capital Markets - 4.5%
Eaton Vance Corporation	166,600	3,710,182
SEI Investments Company	175,900	2,705,342
		6,415,524
Insurance - 0.8%
Brown & Brown, Inc.	65,200	1,160,560

Health Care - 14.9%
Biotechnology - 3.8%
Gilead Sciences, Inc. *	140,400	5,447,520

Health Care Equipment & Supplies - 9.5%
C.R. Bard, Inc.	54,300	4,753,422
Stryker Corporation	98,800	4,656,444
Varian Medical Systems, Inc. *	82,900	4,324,064
		13,733,930
Life Sciences Tools & Services - 1.6%
Mettler-Toledo International, Inc. *	16,000	2,239,360

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Market Value
Industrials - 25.4%
Aerospace & Defense - 3.9%
General Dynamics Corporation	57,700	$3,282,553
Precision Castparts Corporation	15,500	2,409,630
		5,692,183
Air Freight & Logistics - 1.4%
Expeditors International of Washington, Inc.	49,100	1,991,005

Commercial Services & Supplies - 3.7%
Rollins, Inc.	283,350	5,301,478

Electrical Equipment - 2.9%
AMETEK, Inc.	128,400	4,233,348

Industrial Conglomerates - 3.0%
Danaher Corporation	101,500	4,256,910

Machinery - 10.5%
Donaldson Company, Inc.	61,400	3,364,720
Flowserve Corporation	37,000	2,738,000
Graco, Inc.	128,200	4,376,748
Toro Company (The)	93,200	4,591,964
		15,071,432
Information Technology - 19.9%
Computers & Peripherals - 7.0%
Apple, Inc. *	17,000	6,480,060
Hewlett-Packard Company	157,200	3,529,140
		10,009,200
Electronic Equipment, Instruments & Components - 2.9%
Amphenol Corporation - Class A	101,200	4,125,924

IT Services - 7.1%
Accenture PLC - Class A	100,900	5,315,412
Cognizant Technology Solutions Corporation - Class A *	79,000	4,953,300
		10,268,712
Semiconductors & Semiconductor Equipment - 2.9%
Altera Corporation	130,900	4,127,277

Materials - 1.2%
Metals & Mining - 1.2%
Walter Energy, Inc.	28,000	1,680,280

Total Common Stocks (Cost $124,497,646)		$143,098,885

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.7%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $1,016,800)	1,016,800	$1,016,800

Total Investments at Market Value - 100.3% (Cost $125,514,446)		$144,115,685

Liabilities in Excess of Other Assets - (0.3%)		(389,684)

Net Assets - 100.0%		$143,726,001

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2011.

See notes to Schedules of Investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Market Value
Consumer Discretionary - 19.7%
Diversified Consumer Services - 1.6%
DeVry, Inc.	80,000	$2,956,800

Hotels, Restaurants & Leisure - 1.4%
Cracker Barrel Old Country Store, Inc.	65,000	2,605,200

Leisure Equipment & Products - 2.4%
Hasbro, Inc.	135,000	4,402,350

Media - 1.4%
John Wiley & Sons, Inc. - Class A	55,000	2,443,100

Specialty Retail - 8.0%
Cato Corporation (The) - Class A	190,000	4,286,400
Lowe's Companies, Inc.	300,000	5,802,000
Ross Stores, Inc.	55,000	4,327,950
		14,416,350
Textiles, Apparel & Luxury Goods - 4.9%
VF Corporation	50,000	6,076,000
Wolverine World Wide, Inc.	85,000	2,826,250
		8,902,250
Consumer Staples - 17.2%
Food & Staples Retailing - 2.7%
Sysco Corporation	190,000	4,921,000

Food Products - 5.8%
Hormel Foods Corporation	100,000	2,702,000
Kellogg Company	100,000	5,319,000
Lancaster Colony Corporation	40,000	2,440,400
		10,461,400
Household Products - 6.1%
Clorox Company (The)	75,000	4,974,750
Colgate-Palmolive Company	70,000	6,207,600
		11,182,350
Personal Products - 2.6%
Avon Products, Inc.	240,000	4,704,000

Energy - 10.4%
Energy Equipment & Services - 2.8%
Halliburton Company	100,000	3,052,000
Schlumberger Limited	35,000	2,090,550
		5,142,550
Oil, Gas & Consumable Fuels - 7.6%
ConocoPhillips	90,000	5,698,800
Exxon Mobil Corporation	110,000	7,989,300
		13,688,100

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Market Value
Financials - 9.7%
Capital Markets - 1.8%
Federated Investors, Inc. - Class B	185,000	$3,243,050

Commercial Banks - 5.7%
BB&T Corporation	110,000	2,346,300
U.S. Bancorp	240,000	5,649,600
United Bankshares, Inc.	120,000	2,410,800
		10,406,700
Insurance - 2.2%
Chubb Corporation (The)	20,000	1,199,800
HCC Insurance Holdings, Inc.	100,000	2,705,000
		3,904,800
Health Care - 8.2%
Health Care Equipment & Supplies - 4.9%
Medtronic, Inc.	135,000	4,487,400
Stryker Corporation	95,000	4,477,350
		8,964,750
Pharmaceuticals - 3.3%
Abbott Laboratories	115,000	5,881,100

Industrials - 19.2%
Aerospace & Defense - 4.8%
General Dynamics Corporation	90,000	5,120,100
United Technologies Corporation	50,000	3,518,000
		8,638,100
Commercial Services & Supplies - 3.2%
Republic Services, Inc.	205,000	5,752,300

Electrical Equipment - 2.8%
Emerson Electric Company	125,000	5,163,750

Industrial Conglomerates - 3.0%
3M Company	75,000	5,384,250

Machinery - 2.7%
Illinois Tool Works, Inc.	120,000	4,992,000

Road & Rail - 2.7%
Norfolk Southern Corporation	80,000	4,881,600

Information Technology - 6.2%
IT Services - 3.5%
Jack Henry & Associates, Inc.	65,000	1,883,700
Paychex, Inc.	170,000	4,482,900
		6,366,600
Semiconductors & Semiconductor Equipment - 2.7%
Microchip Technology, Inc.	160,000	4,977,600

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Market Value
Materials - 4.7%
Chemicals - 4.7%
PPG Industries, Inc.	60,000	$4,239,600
RPM International, Inc.	230,000	4,301,000
		8,540,600

Total Common Stocks (Cost $176,185,014)		$172,922,650

MONEY MARKET FUNDS - 5.2%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	8,769,416	$8,769,416
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (a)	618,635	618,635
Total Money Market Funds (Cost $9,388,051)		$9,388,051

Total Investments at Market Value - 100.5% (Cost $185,573,065)		$182,310,701

Liabilities in Excess of Other Assets - (0.5%)		(799,982)

Net Assets - 100.0%		$181,510,719

(a)	The rate shown is the 7-day effective yield as of September 30, 2011.

See notes to Schedules of Investments.

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

COMMON STOCKS - 80.4%	Shares	Market Value
Consumer Discretionary - 9.0%
Automobiles - 0.8%
Thor Industries, Inc.	10,000	$221,500

Diversified Consumer Services - 0.8%
Strayer Education, Inc.	3,000	230,010

Household Durables - 0.1%
Stanley Furniture Company, Inc. *	12,100	35,695

Leisure Equipment & Products - 2.0%
Nintendo Company Ltd. - ADR	30,000	544,500

Specialty Retail - 4.2%
Cato Corporation (The) - Class A	10,000	225,600
Rent-A-Center, Inc.	25,000	686,250
Signet Jewelers Ltd. *	7,500	253,500
		1,165,350
Textiles, Apparel & Luxury Goods - 1.1%
K-Swiss, Inc. - Class A *	30,000	127,500
Wolverine World Wide, Inc.	5,000	166,250
		293,750
Consumer Staples - 0.3%
Food Products - 0.3%
Lancaster Colony Corporation	1,200	73,212

Energy - 16.8%
Energy Equipment & Services - 9.8%
Atwood Oceanics, Inc. *	6,000	206,160
Ensco PLC - ADR	20,000	808,600
Nabors Industries Ltd. *	5,000	61,300
Patterson-UTI Energy, Inc.	15,000	260,100
Rowan Companies, Inc. *	5,000	150,950
Superior Energy Services, Inc. *	15,000	393,600
Tidewater, Inc.	20,000	841,000
		2,721,710
Oil, Gas & Consumable Fuels - 7.0%
Cloud Peak Energy, Inc. *	25,000	423,750
Forest Oil Corporation *	35,000	504,000
Range Resources Corporation	10,000	584,600
Rosetta Resources, Inc. *	2,500	85,550
Southwestern Energy Company *	10,000	333,300
		1,931,200
Financials - 23.2%
Capital Markets - 5.0%
Federated Investors, Inc. - Class B	60,000	1,051,800
Investment Technology Group, Inc. *	35,000	342,650
		1,394,450

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 80.4% (Continued)	Shares	Market Value
Financials - 23.2% (Continued)
Commercial Banks - 1.1%
United Bancorp, Inc. *	100,000	$295,000

Diversified Financial Services - 7.5%
Dun & Bradstreet Corporation (The)	6,000	367,560
Fair Isaac Corporation	5,000	109,150
H&R Block, Inc.	35,000	465,850
PICO Holdings, Inc. *	40,000	820,400
Western Union Company (The)	20,000	305,800
		2,068,760
Insurance - 6.3%
Alleghany Corporation *	3,036	875,886
Markel Corporation *	500	178,565
Meadowbrook Insurance Group, Inc.	10,000	89,100
White Mountains Insurance Group Ltd.	1,500	608,625
		1,752,176
Real Estate Management & Development - 0.8%
St. Joe Company (The) *	15,000	224,850

Thrifts & Mortgage Finance - 2.5%
FedFirst Financial Corporation	9,620	137,566
Oritani Financial Corporation	25,000	321,500
Standard Financial Corporation *	5,000	73,550
ViewPoint Financial Group	12,981	148,632
		681,248
Health Care - 0.8%
Health Care Equipment & Supplies - 0.8%
Atrion Corporation	1,057	219,211

Industrials - 4.5%
Aerospace & Defense - 3.0%
Sparton Corporation *	20,000	125,600
Spirit AeroSystems Holdings, Inc. - Class A *	45,000	717,750
		843,350
Machinery - 1.5%
Conrad Industries, Inc. *	7,300	100,010
Force Protection, Inc. *	80,000	308,000
		408,010
Information Technology - 24.5%
Communications Equipment - 1.9%
Arris Group, Inc. *	50,000	515,000

Computers & Peripherals - 10.8%
Dell, Inc. *	85,000	1,202,750
Diebold, Incorporated	10,000	275,100
Lexmark International, Inc. - Class A *	30,000	810,900
QLogic Corporation *	30,000	380,400
Universal Electronics, Inc. *	20,000	327,800
		2,996,950

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 80.4% (Continued)	Shares	Market Value
Information Technology - 24.5% (Continued)
Electronic Equipment, Instruments & Components - 6.9%
Arrow Electronics, Inc. *	10,000	$277,800
Avnet, Inc. *	20,000	521,600
Benchmark Electronics, Inc. *	20,000	260,200
Ingram Micro, Inc. - Class A *	40,000	645,200
ScanSource, Inc. *	7,500	221,700
		1,926,500
IT Services - 3.0%
Broadridge Financial Solutions, Inc.	20,000	402,800
Computer Services, Inc.	15,500	426,250
		829,050
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc.	50,000	517,500

Materials - 1.3%
Chemicals - 1.3%
H.B. Fuller Company	20,000	364,400

Total Common Stocks (Cost $22,883,804)		$22,253,382

EXCHANGE-TRADED FUNDS - 5.2%	Shares	Market Value
SPDR Gold Trust * (Cost $1,032,351)	9,100	$1,438,528

REPURCHASE AGREEMENTS (a) - 0.7%	Face Amount	Market Value
U.S. Bank N.A., 0.01%, dated 09/30/11, due 10/03/11, repurchase proceeds: $199,014 (Cost $199,014)	$199,014	$199,014

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 13.6%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (b)	1,258,027	$1,258,027
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (b)	1,244,936	1,244,936
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (b)	1,256,341	1,256,341
Total Money Market Funds (Cost $3,759,304)		$3,759,304

Total Investments at Market Value - 99.9% (Cost $27,874,473)		$27,650,228

Other Assets in Excess of Liabilities - 0.1%		39,445

Net Assets - 100.0%		$27,689,673

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	Repurchase agreement is fully collateralized by $189,183 FGCI Pool #G11649, 4.500%, due 02/01/20. The aggregate market value of the collateral at September 30, 2011 was $203,128.
(b)	The rate shown is the 7-day effective yield as of September 30, 2011.

See notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

COMMON STOCKS - 91.6%	Shares	Market Value
Consumer Discretionary - 8.6%
Automobiles - 2.6%
Toyota Motor Corporation - ADR	6,000	$409,560

Hotels, Restaurants & Leisure - 3.3%
McDonald's Corporation	6,000	526,920

Household Durables - 1.5%
Brookfield Residential Properties, Inc. *	35,000	232,750

Leisure Equipment & Products - 1.2%
Nintendo Company Ltd. - ADR	11,000	199,650

Consumer Staples - 11.9%
Beverages - 4.9%
Diageo PLC - ADR	6,000	455,580
Heineken NV - Unsponsored ADR	15,000	331,950
		787,530
Food Products - 1.9%
Nestlé S.A. - ADR	5,500	303,050

Household Products - 3.1%
Colgate-Palmolive Company	5,500	487,740

Personal Products - 2.0%
Avon Products, Inc.	16,000	313,600

Energy - 11.9%
Energy Equipment & Services - 4.0%
Schlumberger Limited	3,500	209,055
Tidewater, Inc.	5,000	210,250
Transocean Ltd.	4,500	214,830
		634,135
Oil, Gas & Consumable Fuels - 7.9%
Advantage Oil & Gas Ltd. *	30,000	112,200
Canadian Natural Resources Ltd.	7,500	219,525
CNOOC Limited - ADR	1,500	240,450
Exxon Mobil Corporation	5,000	363,150
Petróleo Brasileiro S.A. - ADR	8,000	179,600
Suncor Energy, Inc.	5,500	139,920
		1,254,845
Financials - 13.7%
Commercial Banks - 4.9%
Banco Santander S.A. - ADR	20,000	160,800
Barclays PLC - ADR	16,000	156,480
BNP Paribas - ADR	7,000	137,900
Toronto-Dominion Bank (The)	4,500	319,275
		774,455

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.6% (Continued)	Shares	Market Value
Financials - 13.7% (Continued)
Diversified Financial Services - 3.8%
MasterCard, Inc. - Class A	1,000	$317,160
Western Union Company (The)	19,000	290,510
		607,670
Insurance - 5.0%
Allianze SE - ADR	16,000	149,440
AXA S.A. - ADR	16,000	210,400
Tokio Marine Holdings, Inc. - ADR	11,000	278,487
Zurich Financial Services AG - ADR *	7,500	157,425
		795,752
Health Care - 5.3%
Health Care Equipment & Supplies - 2.2%
Mindray Medical International Ltd. - ADR	15,000	354,150

Pharmaceuticals - 3.1%
Abbott Laboratories	9,500	485,830

Industrials - 15.9%
Aerospace & Defense - 1.9%
United Technologies Corporation	4,200	295,512

Construction & Engineering - 1.7%
Foster Wheeler AG *	15,000	266,850

Electrical Equipment - 3.5%
Emerson Electric Company	8,000	330,480
General Cable Corporation *	10,000	233,500
		563,980
Industrial Conglomerates - 4.9%
3M Company	5,000	358,950
Koninklijke Philips Electronics NV - ADR	8,000	143,520
Siemens AG - ADR	3,000	269,370
		771,840
Machinery - 1.8%
Lincoln Electric Holdings, Inc.	10,000	290,100

Road & Rail - 2.1%
Canadian National Railway Company	5,000	332,900

Information Technology - 12.1%
Computers & Peripherals - 2.3%
Hewlett-Packard Company	16,000	359,200

Electronic Equipment, Instruments & Components - 1.2%
LG Display Company Ltd. - ADR	24,000	195,600

IT Services - 5.2%
Accenture PLC - Class A	7,500	395,100

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.6% (Continued)	Shares	Market Value
Information Technology - 12.1% (Continued)
IT Services - 5.2% (Continued)
International Business Machines Corporation	2,500	$437,575
		832,675
Office Electronics - 1.2%
Zebra Technologies Corporation - Class A *	6,000	185,640

Semiconductors & Semiconductor Equipment - 2.2%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	30,000	342,900

Software - 0.0%
Longtop Financial Technologies Limited - ADR *	8,000	1,720

Materials - 9.2%
Chemicals - 6.2%
FMC Corporation	4,500	311,220
International Flavors & Fragrances, Inc.	6,500	365,430
Syngenta AG - ADR *	6,000	311,220
		987,870
Metals & Mining - 3.0%
BHP Billiton Ltd. - ADR	3,800	252,472
POSCO - ADR	3,000	228,030
		480,502
Telecommunication Services - 3.0%
Diversified Telecommunication Services - 1.5%
Telefónica S.A. - ADR	12,000	229,440

Wireless Telecommunication Services - 1.5%
América Móvil S.A.B. de C.V. - Series L - ADR	11,000	242,880

Total Common Stocks (Cost $17,273,589)		$14,547,246

EXCHANGE-TRADED FUNDS - 1.7%	Shares	Market Value
SPDR Gold Trust * (Cost $213,269)	1,700	$268,736

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.5%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	740,359	$740,359
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (a)	298,300	298,300
Total Money Market Funds (Cost $1,038,659)		$1,038,659

Total Investments at Market Value - 99.8% (Cost $18,525,517)		$15,854,641

Other Assets in Excess of Liabilities - 0.2%		37,819

Net Assets - 100.0%		$15,892,460

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2011.

See notes to Schedules of Investments.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

U.S. TREASURY OBLIGATIONS - 22.4%	Par Value	Market Value
U.S. Treasury Inflation-Protected Notes - 4.4%
2.500%, due 07/15/16	$2,237,320	$2,571,345
2.625%, due 07/15/17	1,090,030	1,284,447
		3,855,792
U.S. Treasury Notes - 18.0%
1.000%, due 10/31/11	2,500,000	2,501,984
0.750%, due 11/30/11	2,500,000	2,502,735
1.375%, due 10/15/12	1,500,000	1,518,341
1.375%, due 03/15/13	1,500,000	1,524,615
1.250%, due 02/15/14	2,000,000	2,041,876
2.375%, due 08/31/14	1,500,000	1,584,258
2.500%, due 04/30/15	3,000,000	3,204,141
2.625%, due 02/29/16	1,000,000	1,078,516
		15,956,466

Total U.S. Treasury Obligations (Cost $18,929,371)		$19,812,258

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.5%	Par Value	Market Value
Federal Farm Credit Bank - 3.6%
4.480%, due 08/24/12	$1,000,000	$1,037,375
4.600%, due 12/27/12	1,000,000	1,052,274
4.500%, due 01/22/15	1,000,000	1,121,396
		3,211,045
Federal Home Loan Bank - 0.6%
3.740%, due 02/06/14	500,000	505,916

Private Export Funding Corporation - 2.3%
5.685%, due 05/15/12	1,500,000	1,550,057
3.550%, due 04/15/13	500,000	523,651
		2,073,708

Total U.S. Government Agency Obligations (Cost $5,563,669)		$5,790,669

CORPORATE BONDS - 44.5%	Par Value	Market Value
Consumer Discretionary - 4.5%
Johnson Controls, Inc., 5.500%, due 01/15/16	$500,000	$561,383
Lowe's Companies, Inc., 5.000%, due 10/15/15	500,000	564,011
Lowe's Companies, Inc., 2.125%, due 04/15/16	1,000,000	1,014,156
McGraw-Hill Companies, Inc. (The), 5.375%, due 11/15/12	500,000	519,669
TJX Companies, Inc. (The), 4.200%, due 08/15/15	1,250,000	1,368,837
		4,028,056
Consumer Staples - 3.6%
Avon Products, Inc., 5.625%, due 03/01/14	1,000,000	1,075,699
Clorox Company (The), 5.000%, due 01/15/15	1,000,000	1,079,875

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 44.5% (Continued)	Par Value	Market Value
Consumer Staples - 3.6% (Continued)
Sysco Corporation, 4.200%, due 02/12/13	$1,000,000	$1,045,758
		3,201,332
Energy - 2.6%
Apache Corporation, 5.625%, due 01/15/17	1,000,000	1,178,592
ConocoPhillips, 4.750%, due 02/01/14	1,000,000	1,088,172
		2,266,764
Financials - 7.1%
BB&T Corporation, 4.750%, due 10/01/12	1,000,000	1,030,571
Burlington Resources Financial Company, 6.500%, due 12/01/11	500,000	504,319
Caterpillar Financial Services Corporation, 4.750%, due 02/17/15	1,000,000	1,115,092
Caterpillar Financial Services Corporation, 2.650%, due 04/01/16	1,000,000	1,035,270
National Rural Utilities Cooperative Finance Corporation, 4.750%, due 03/01/14	1,000,000	1,086,457
U.S. Bancorp, 2.450%, due 07/27/15	1,500,000	1,539,201
		6,310,910
Health Care - 3.8%
Medtronic, Inc., 4.750%, due 09/15/15	1,000,000	1,123,281
Medtronic, Inc., 2.625%, due 03/15/16	500,000	518,670
Stryker Corporation, 3.000%, due 01/15/15	1,000,000	1,054,433
Stryker Corporation, 2.000%, due 09/30/16	650,000	653,134
		3,349,518
Industrials - 6.5%
Cooper US, Inc., 5.450%, due 04/01/15	1,000,000	1,119,966
Eaton Corporation, 4.900%, due 05/15/13	500,000	532,309
General Dynamics Corporation, 2.250%, due 07/15/16	1,650,000	1,690,079
Ryder System, Inc., 3.150%, due 03/02/15	1,000,000	1,018,535
Union Pacific Corporation, 5.125%, due 02/15/14	500,000	545,127
Union Pacific Corporation, 4.875%, due 01/15/15	750,000	824,125
		5,730,141
Information Technology - 8.2%
Dell, Inc., 2.300%, due 09/10/15	2,000,000	2,011,386
Harris Corporation, 5.000%, due 10/01/15	1,000,000	1,108,466
Hewlett-Packard Company, 6.125%, due 03/01/14	1,000,000	1,093,223
Hewlett-Packard Company, 2.125%, due 09/13/15	500,000	495,639
Hewlett-Packard Company, 2.650%, due 06/01/16	500,000	499,381
International Business Machines Corporation, 4.750%, due 11/29/12	500,000	523,185
International Business Machines Corporation, 6.500%, due 10/15/13	500,000	555,557
International Business Machines Corporation, 2.000%, due 01/05/16	1,000,000	1,014,381
		7,301,218
Materials - 2.4%
Praxair, Inc., 6.375%, due 04/01/12	1,000,000	1,028,049
Sherwin-Williams Company (The), 3.125%, due 12/15/14	1,000,000	1,056,332
		2,084,381

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 44.5% (Continued)	Par Value	Market Value
Telecommunication Services - 2.5%
Verizon Communications, Inc., 4.350%, due 02/15/13	$500,000	$521,860
Verizon Communications, Inc., 4.900%, due 09/15/15	600,000	672,993
Verizon Communications, Inc., 3.000%, due 04/01/16	1,000,000	1,045,884
		2,240,737
Utilities - 3.3%
Duke Energy Corporation, 3.950%, due 09/15/14	800,000	849,862
NextEra Energy Capital Holdings, Inc., 2.600%, due 09/01/15	1,000,000	1,013,080
Southern Power Company, 6.250%, due 07/15/12	1,000,000	1,040,523
		2,903,465

Total Corporate Bonds (Cost $38,319,706)		$39,416,522

COMMON STOCKS - 19.3%	Shares	Market Value
Consumer Discretionary - 2.4%
Specialty Retail - 1.3%
Cato Corporation (The) - Class A	30,000	$676,800
Lowe's Companies, Inc.	25,000	483,500
		1,160,300
Textiles, Apparel & Luxury Goods - 1.1%
VF Corporation	8,000	972,160

Consumer Staples - 3.3%
Food & Staples Retailing - 0.8%
Sysco Corporation	27,500	712,250

Household Products - 1.6%
Clorox Company (The)	10,000	663,300
Kimberly-Clark Corporation	11,000	781,110
		1,444,410
Personal Products - 0.9%
Avon Products, Inc.	40,000	784,000

Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
ConocoPhillips	17,500	1,108,100
Exxon Mobil Corporation	10,000	726,300
		1,834,400
Financials - 2.3%
Capital Markets - 0.8%
Federated Investors, Inc. - Class B	40,000	701,200

Commercial Banks - 1.2%
U.S. Bancorp	20,000	470,800
United Bankshares, Inc.	30,000	602,700
		1,073,500

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 19.3% (Continued)	Shares	Market Value
Financials - 2.3% (Continued)
Insurance - 0.3%
Chubb Corporation (The)	4,000	$239,960

Health Care - 1.6%
Health Care Equipment & Supplies - 0.4%
Medtronic, Inc.	12,000	398,880

Pharmaceuticals - 1.2%
Abbott Laboratories	20,000	1,022,800

Industrials - 4.6%
Aerospace & Defense - 0.8%
General Dynamics Corporation	12,000	682,680

Commercial Services & Supplies - 0.5%
Republic Services, Inc.	18,000	505,080

Electrical Equipment - 0.9%
Emerson Electric Company	20,000	826,200

Industrial Conglomerates - 1.0%
3M Company	12,000	861,480

Machinery - 0.7%
Illinois Tool Works, Inc.	15,000	624,000

Road & Rail - 0.7%
Norfolk Southern Corporation	10,000	610,200

Information Technology - 1.6%
IT Services - 0.7%
Paychex, Inc.	25,000	659,250

Semiconductors & Semiconductor Equipment - 0.9%
Microchip Technology, Inc.	25,000	777,750

Materials - 0.9%
Chemicals - 0.9%
RPM International, Inc.	40,000	748,000

Utilities - 0.5%
Electric Utilities - 0.5%
Southern Company (The)	10,000	423,700

Total Common Stocks (Cost $17,391,485)		$17,062,200

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.8%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	4,182,198	$4,182,198
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (a)	1,825,940	1,825,940
Total Money Market Funds (Cost $6,008,138)		$6,008,138

Total Investments at Market Value - 99.5% (Cost $86,212,369)		$88,089,787

Other Assets in Excess of Liabilities - 0.5%		435,851

Net Assets - 100.0%		$88,525,638

(a)	The rate shown is the 7-day effective yield as of September 30, 2011.

See notes to Schedules of Investments.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2011 (Unaudited)

1. Securities valuation

The portfolio securities of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund (the “Funds”) which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies.  Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

For example, U.S. Treasury Obligations, U.S. Government Agency Obligations and Corporate Bonds held by the Ave Maria Bond Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2011 by security type:

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Ave Maria Catholic Values	Level 1	Level 2	Level 3	Total

Common Stocks	$157,122,704	$-	$-	$157,122,704
Exchange-Traded Funds	6,323,200	-	-	6,323,200
Money Market Funds	3,930,840	-	-	3,930,840
Total	$167,376,744	$-	$-	$167,376,744

Ave Maria Growth	Level 1	Level 2	Level 3	Total

Common Stocks	$143,098,885	$-	$-	$143,098,885
Money Market Funds	1,016,800	-	-	1,016,800
Total	$144,115,685	$-	$-	$144,115,685

Ave Maria Rising Dividend	Level 1	Level 2	Level 3	Total

Common Stocks	$172,922,650	$-	$-	$172,922,650
Money Market Funds	9,388,051	-	-	9,388,051
Total	$182,310,701	$-	$-	$182,310,701

Ave Maria Opportunity	Level 1	Level 2		Level 3	Total

Common Stocks	$21,958,382	$295,000	(a)	$-	$22,253,382
Exchange-Traded Funds	1,438,528	-		-	1,438,528
Repurchase Agreements	-	199,014		-	199,014
Money Market Funds	3,759,304	-		-	3,759,304
Total	$27,156,214	$494,014		$-	$27,650,228

Ave Maria World Equity	Level 1	Level 2	Level 3	Total

Common Stocks	$14,547,246	$-	$-	$14,547,246
Exchange-Traded Funds	268,736	-	-	268,736
Money Market Funds	1,038,659	-	-	1,038,659
Total	$15,854,641	$-	$-	$15,854,641

Ave Maria Bond	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$19,812,258	$-	$19,812,258
U.S. Government Agency Obligations	-	5,790,669	-	5,790,669
Corporate Bonds	-	39,416,522	-	39,416,522
Common Stocks	17,062,200	-	-	17,062,200
Money Market Funds	6,008,138	-	-	6,008,138
Total	$23,070,338	$65,019,449	$-	$88,089,787

(a) Not determined to be a significant transfer.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the securities valued using Level 1 and Level 2 inputs by security type and sector or industry type.  During the quarter ended September 30, 2011, the Funds did not have any significant transfers in and out of any Level.  There were no Level 3 securities or derivative instruments held by the Funds as of the quarter ended September 30, 2011. It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period.

2. Security transactions

Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2011:

	Ave Maria	Ave Maria	Ave Maria
	Catholic	Growth	Rising
	Values Fund	Fund	Dividend Fund

Cost of portfolio investments	$157,881,090	$125,692,085	$185,917,796

Gross unrealized appreciation	$27,441,546	$30,209,283	$14,230,510
Gross unrealized depreciation	(17,945,892)	(11,785,683)	(17,837,605)

Net unrealized appreciation (depreciation)	$9,495,654	$18,423,600	$(3,607,095)

	Ave Maria	Ave Maria	Ave Maria
	Opportunity	World	Bond
	Fund	Equity Fund	Fund

Cost of portfolio investments	$27,908,601	$18,542,567	$86,212,369

Gross unrealized appreciation	$1,889,407	$631,926	$3,594,368
Gross unrealized depreciation	(2,147,780)	(3,319,852)	(1,716,950)

Net unrealized appreciation (depreciation)	$(258,373)	$(2,687,926)	$1,877,418

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund and the Ave Maria World Equity Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	November 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	November 15, 2011

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer

Date	November 15, 2011

* Print the name and title of each signing officer under his or her signature.